FI - Qualitative information about level 3 liabilities at fair value (Details 16) - Recurring basis SFr in Millions	3 Months Ended	6 Months Ended
	Dec. 31, 2016 CHF (SFr)	Jun. 30, 2017 CHF (SFr)	Jun. 30, 2016 CHF (SFr)	Dec. 31, 2015 CHF (SFr)
Obligation to return securities received as collateral
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 70	SFr 14	SFr 0	SFr 0
Due to banks and customer deposits
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	410	433	327	254
Trading Liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	3,737	2,680	4,733	4,615
Trading Liabilities | Interest rate derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 538	SFr 270	543	578
Trading Liabilities | Interest rate derivatives | Option model | Minimum
Unobservable input
Basis spread (in bp)	(2)	(10)
Funding spread (in bp)	237
Correlation (in %)	20.00%	20.00%
Gap risk (in %)	20.00%
Prepayment rate (in %)	1.00%	4.00%
Trading Liabilities | Interest rate derivatives | Option model | Maximum
Unobservable input
Basis spread (in bp)	66	68
Funding spread (in bp)	237
Correlation (in %)	100.00%	100.00%
Gap risk (in %)	20.00%
Prepayment rate (in %)	32.00%	35.00%
Trading Liabilities | Interest rate derivatives | Option model | Weighted average
Unobservable input
Basis spread (in bp)	33	28
Funding spread (in bp)	237
Correlation (in %)	57.00%	56.00%
Gap risk (in %)	20.00%
Prepayment rate (in %)	9.00%	9.00%
Trading Liabilities | Foreign exchange derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 150	SFr 95	436	329
Trading Liabilities | Foreign exchange derivatives | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 65	SFr 65
Trading Liabilities | Foreign exchange derivatives | Option model | Minimum
Unobservable input
Correlation (in %)	(10.00%)	(10.00%)
Prepayment rate (in %)	22.00%	27.00%
Trading Liabilities | Foreign exchange derivatives | Option model | Maximum
Unobservable input
Correlation (in %)	70.00%	70.00%
Prepayment rate (in %)	32.00%	35.00%
Trading Liabilities | Foreign exchange derivatives | Option model | Weighted average
Unobservable input
Correlation (in %)	49.00%	48.00%
Prepayment rate (in %)	27.00%	31.00%
Trading Liabilities | Foreign exchange derivatives | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 69	SFr 14
Trading Liabilities | Foreign exchange derivatives | Discounted cash flow | Minimum
Unobservable input
Contingent probability (in %)	95.00%	95.00%
Trading Liabilities | Foreign exchange derivatives | Discounted cash flow | Maximum
Unobservable input
Contingent probability (in %)	95.00%	95.00%
Trading Liabilities | Foreign exchange derivatives | Discounted cash flow | Weighted average
Unobservable input
Contingent probability (in %)	95.00%	95.00%
Trading Liabilities | Credit derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 851	SFr 622	1,904	1,757
Trading Liabilities | Credit derivatives | Discounted cash flow | Minimum
Unobservable input
Correlation (in %)	43.00%	45.00%
Credit spread (in bp)	0	0
Prepayment rate (in %)	0.00%	0.00%
Recovery rate (in %)	20.00%	20.00%
Discount rate (in %)	2.00%	6.00%
Default rate (in %)	0.00%	0.00%
Loss severity (in %)	15.00%	14.00%
Trading Liabilities | Credit derivatives | Discounted cash flow | Maximum
Unobservable input
Correlation (in %)	85.00%	86.00%
Credit spread (in bp)	1,635	898
Prepayment rate (in %)	13.00%	15.00%
Recovery rate (in %)	60.00%	60.00%
Discount rate (in %)	45.00%	40.00%
Default rate (in %)	33.00%	33.00%
Loss severity (in %)	100.00%	100.00%
Trading Liabilities | Credit derivatives | Discounted cash flow | Weighted average
Unobservable input
Correlation (in %)	63.00%	61.00%
Credit spread (in bp)	163	117
Prepayment rate (in %)	5.00%	5.00%
Recovery rate (in %)	35.00%	35.00%
Discount rate (in %)	21.00%	19.00%
Default rate (in %)	5.00%	6.00%
Loss severity (in %)	70.00%	64.00%
Trading Liabilities | Equity/Index-related products
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 1,181	SFr 1,061	1,236	1,347
Trading Liabilities | Equity/Index-related products | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(85.00%)	(80.00%)
Volatility (in %)	2.00%	0.00%
Trading Liabilities | Equity/Index-related products | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	98.00%	99.00%
Volatility (in %)	180.00%	163.00%
Trading Liabilities | Equity/Index-related products | Option model | Weighted average
Unobservable input
Buyback probability (in %)	62.00%	71.00%
Correlation (in %)	23.00%	26.00%
Volatility (in %)	28.00%	22.00%
Short-term borrowings.
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 516	SFr 620	108	72
Long-term debt
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	13,415	12,996	12,534	14,123
Long-term debt | Long-term debt - of which structured notes over two years
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	12,434	11,972	11,289	9,924
Long-term debt | Long-term debt - of which structured notes over two years | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 12,008	SFr 10,153
Long-term debt | Long-term debt - of which structured notes over two years | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(85.00%)	(80.00%)
Gap risk (in %)	0.00%	0.00%
Mean reversion (in %)	(14.00%)	(14.00%)
Volatility (in %)	0.00%	0.00%
Long-term debt | Long-term debt - of which structured notes over two years | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	99.00%	99.00%
Gap risk (in %)	2.00%	2.00%
Mean reversion (in %)	(1.00%)	(1.00%)
Volatility (in %)	180.00%	163.00%
Long-term debt | Long-term debt - of which structured notes over two years | Option model | Weighted average
Unobservable input
Buyback probability (in %)	62.00%	71.00%
Correlation (in %)	23.00%	29.00%
Gap risk (in %)	1.00%	1.00%
Mean reversion (in %)	(6.00%)	(6.00%)
Volatility (in %)	23.00%	19.00%
Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 286	SFr 1,242
Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	1	0
Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	452	395
Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	89	108
Long-term debt | Long-term debt - of which nonrecourse liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities			8	3,197
Other liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 1,684	SFr 1,355	1,839	2,491
Other liabilities | Other liabilities - of which failed sales
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	219	199	505	454
Other liabilities | Other liabilities - of which failed sales | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 39	SFr 38
Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Minimum
Unobservable input
Discount rate (in %)	11.00%	11.00%
Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Maximum
Unobservable input
Discount rate (in %)	29.00%	29.00%
Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Weighted average
Unobservable input
Discount rate (in %)	21.00%	21.00%
Other liabilities | Other liabilities - of which failed sales | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 163	SFr 117
Other liabilities | Other liabilities - of which failed sales | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Other liabilities | Other liabilities - of which failed sales | Market comparable | Maximum
Unobservable input
Price (in %)	100.00%	100.00%
Other liabilities | Other liabilities - of which failed sales | Market comparable | Weighted average
Unobservable input
Price (in %)	68.00%	61.00%
Liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 19,832	SFr 18,098	19,541	21,555
Bank | Obligation to return securities received as collateral
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	70	14	0	0
Bank | Due to banks and customer deposits
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	410	433	327	254
Bank | Trading Liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	3,737	2,680	4,733	4,615
Bank | Trading Liabilities | Interest rate derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 538	SFr 270	543	578
Bank | Trading Liabilities | Interest rate derivatives | Option model | Minimum
Unobservable input
Basis spread (in bp)	(2)	(10)
Funding spread (in bp)	237
Correlation (in %)	20.00%	20.00%
Gap risk (in %)	20.00%
Prepayment rate (in %)	1.00%	4.00%
Bank | Trading Liabilities | Interest rate derivatives | Option model | Maximum
Unobservable input
Basis spread (in bp)	66	68
Funding spread (in bp)	237
Correlation (in %)	100.00%	100.00%
Gap risk (in %)	20.00%
Prepayment rate (in %)	32.00%	35.00%
Bank | Trading Liabilities | Interest rate derivatives | Option model | Weighted average
Unobservable input
Basis spread (in bp)	33	28
Funding spread (in bp)	237
Correlation (in %)	57.00%	56.00%
Gap risk (in %)	20.00%
Prepayment rate (in %)	9.00%	9.00%
Bank | Trading Liabilities | Foreign exchange derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 150	SFr 95	436	329
Bank | Trading Liabilities | Foreign exchange derivatives | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 65	SFr 65
Bank | Trading Liabilities | Foreign exchange derivatives | Option model | Minimum
Unobservable input
Correlation (in %)	(10.00%)	(10.00%)
Prepayment rate (in %)	22.00%	27.00%
Bank | Trading Liabilities | Foreign exchange derivatives | Option model | Maximum
Unobservable input
Correlation (in %)	70.00%	70.00%
Prepayment rate (in %)	32.00%	35.00%
Bank | Trading Liabilities | Foreign exchange derivatives | Option model | Weighted average
Unobservable input
Correlation (in %)	49.00%	48.00%
Prepayment rate (in %)	27.00%	31.00%
Bank | Trading Liabilities | Foreign exchange derivatives | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 69	SFr 14
Bank | Trading Liabilities | Foreign exchange derivatives | Discounted cash flow | Minimum
Unobservable input
Contingent probability (in %)	95.00%	95.00%
Bank | Trading Liabilities | Foreign exchange derivatives | Discounted cash flow | Maximum
Unobservable input
Contingent probability (in %)	95.00%	95.00%
Bank | Trading Liabilities | Foreign exchange derivatives | Discounted cash flow | Weighted average
Unobservable input
Contingent probability (in %)	95.00%	95.00%
Bank | Trading Liabilities | Credit derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 851	SFr 622	1,904	1,757
Bank | Trading Liabilities | Credit derivatives | Discounted cash flow | Minimum
Unobservable input
Correlation (in %)	43.00%	45.00%
Credit spread (in bp)	0	0
Prepayment rate (in %)	0.00%	0.00%
Recovery rate (in %)	20.00%	20.00%
Discount rate (in %)	2.00%	6.00%
Default rate (in %)	0.00%	0.00%
Loss severity (in %)	15.00%	14.00%
Bank | Trading Liabilities | Credit derivatives | Discounted cash flow | Maximum
Unobservable input
Correlation (in %)	85.00%	86.00%
Credit spread (in bp)	1,635	898
Prepayment rate (in %)	13.00%	15.00%
Recovery rate (in %)	60.00%	60.00%
Discount rate (in %)	45.00%	40.00%
Default rate (in %)	33.00%	33.00%
Loss severity (in %)	100.00%	100.00%
Bank | Trading Liabilities | Credit derivatives | Discounted cash flow | Weighted average
Unobservable input
Correlation (in %)	63.00%	61.00%
Credit spread (in bp)	163	117
Prepayment rate (in %)	5.00%	5.00%
Recovery rate (in %)	35.00%	35.00%
Discount rate (in %)	21.00%	19.00%
Default rate (in %)	5.00%	6.00%
Loss severity (in %)	70.00%	64.00%
Bank | Trading Liabilities | Equity/Index-related products
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 1,181	SFr 1,061	1,236	1,347
Bank | Trading Liabilities | Equity/Index-related products | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(85.00%)	(80.00%)
Volatility (in %)	2.00%	0.00%
Bank | Trading Liabilities | Equity/Index-related products | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	98.00%	99.00%
Volatility (in %)	180.00%	163.00%
Bank | Trading Liabilities | Equity/Index-related products | Option model | Weighted average
Unobservable input
Buyback probability (in %)	62.00%	71.00%
Correlation (in %)	23.00%	26.00%
Volatility (in %)	28.00%	22.00%
Bank | Short-term borrowings.
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 516	SFr 620	108	72
Bank | Long-term debt
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	13,415	12,996	12,534	14,123
Bank | Long-term debt | Long-term debt - of which structured notes over two years
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	12,434	11,972	11,289	9,924
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 12,008	SFr 10,153
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(85.00%)	(80.00%)
Gap risk (in %)	0.00%	0.00%
Mean reversion (in %)	(14.00%)	(14.00%)
Volatility (in %)	0.00%	0.00%
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	99.00%	99.00%
Gap risk (in %)	2.00%	2.00%
Mean reversion (in %)	(1.00%)	(1.00%)
Volatility (in %)	180.00%	163.00%
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Option model | Weighted average
Unobservable input
Buyback probability (in %)	62.00%	71.00%
Correlation (in %)	23.00%	29.00%
Gap risk (in %)	1.00%	1.00%
Mean reversion (in %)	(6.00%)	(6.00%)
Volatility (in %)	23.00%	19.00%
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 286	SFr 1,242
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	1	0
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	452	395
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	89	108
Bank | Long-term debt | Long-term debt - of which nonrecourse liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities			8	3,197
Bank | Other liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 1,679	SFr 1,349	1,833	2,483
Bank | Other liabilities | Other liabilities - of which failed sales
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	219	199	505	454
Bank | Other liabilities | Other liabilities - of which failed sales | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 39	SFr 38
Bank | Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Minimum
Unobservable input
Discount rate (in %)	11.00%	11.00%
Bank | Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Maximum
Unobservable input
Discount rate (in %)	29.00%	29.00%
Bank | Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Weighted average
Unobservable input
Discount rate (in %)	21.00%	21.00%
Bank | Other liabilities | Other liabilities - of which failed sales | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 163	SFr 117
Bank | Other liabilities | Other liabilities - of which failed sales | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Other liabilities | Other liabilities - of which failed sales | Market comparable | Maximum
Unobservable input
Price (in %)	100.00%	100.00%
Bank | Other liabilities | Other liabilities - of which failed sales | Market comparable | Weighted average
Unobservable input
Price (in %)	68.00%	61.00%
Bank | Liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 19,827	SFr 18,092	SFr 19,535	SFr 21,547